Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension plan costs	$ 5,300,000	$ 3,600,000	$ 2,300,000
Cost of Allstate Plan	$ 773,000	$ 717,000	$ 700,000